Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) USDperPSU PSU	Mar. 31, 2025 USD ($) PSU	Dec. 31, 2024 USD ($) PSU	Jun. 30, 2024 USD ($) PSU	Mar. 31, 2024 USD ($) PSU	Dec. 31, 2023 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	338,230	338,230	378,970	378,970	381,090	372,460
PSU Liability | $	$ 27,709	$ 18,718	$ 25,084	$ 13,759	$ 9,252	$ 21,126
Grant Year 2023 [Member]
Disclosure of other equity instruments [line items]
Year of Maturity	2026
Number outstanding | PSU	125,070
Estimated Value Per PSU at Maturity | USDperPSU	92.83
Anticipated Performance Factor at Maturity	200.00%
Percent of Service Period Complete	79.00%
PSU Liability | $	$ 18,194
Grant Year 2024 [Member]
Disclosure of other equity instruments [line items]
Year of Maturity	2027
Number outstanding | PSU	134,770
Estimated Value Per PSU at Maturity | USDperPSU	91.7
Anticipated Performance Factor at Maturity	151.00%
Percent of Service Period Complete	47.00%
PSU Liability | $	$ 8,817
Grant Year 2025 [Member]
Disclosure of other equity instruments [line items]
Year of Maturity	2028
Number outstanding | PSU	78,390
Estimated Value Per PSU at Maturity | USDperPSU	90.61
Anticipated Performance Factor at Maturity	104.00%
Percent of Service Period Complete	9.00%
PSU Liability | $	$ 698